Segment, Geographic and Revenue Information - Schedule of Operating Segment Information (Detail) - TWD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Net revenue from external customers		$ 268,791,694	$ 307,634,389	$ 341,028,267
Depreciation and amortization		36,257,719	34,227,530	36,429,836
Inventory write-down		5,185,504	5,171,752	3,756,726
Segment profit (loss)	[1]	(20,467,948)	6,667,865	39,139,124
Other income		5,320,271	5,412,125	3,829,897
Other gains and losses		(1,595,614)	1,488,052	(976,560)
Finance costs		(3,251,370)	(2,663,605)	(2,867,861)
Share of profit of equity-accounted investees		149,907	311,714	239,006
Consolidated profit (loss) before income tax		(19,844,754)	11,216,151	39,363,606
Display segment [Member]
Disclosure of operating segments [line items]
Net revenue from external customers		256,667,222	290,784,754	322,335,330
Depreciation and amortization		35,237,582	32,981,240	34,816,463
Inventory write-down		5,109,473	5,094,195	3,423,097
Segment profit (loss)	[1]	(19,484,401)	7,792,505	39,971,375
Energy segment [Member]
Disclosure of operating segments [line items]
Net revenue from external customers		12,124,472	16,849,635	18,692,937
Depreciation and amortization		1,020,137	1,246,290	1,613,373
Inventory write-down		76,031	77,557	333,629
Segment profit (loss)	[1]	$ (983,547)	$ (1,124,640)	$ (832,251)

[1]	There were no intersegment revenues or other transactions between operating segments for the years ended December 31, 2017, 2018 and 2019.